Mar. 01, 2025
LeaderShares(R) Dynamic Yield ETF
FUND SUMMARY – LeaderShares® Dynamic Yield ETF
Investment Objective:
The LeaderShares® Dynamic Yield ETF (the “Dynamic Yield ETF” or the “Fund”) seeks current income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LeaderShares(R) Dynamic Yield ETF LeaderShares(R) Dynamic Yield ETF
Management Fee	0.75%	[1]
Distribution (12b-1) and Service Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%
[1]	The Fund’s adviser provides investment advisory service, and pays most of the Fund’s operating expenses (except all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses such as litigation to which a Fund may be a party and indemnification of the Trustees and officers with respect thereto) in return for a “unitary fee.”

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
LeaderShares(R) Dynamic Yield ETF | LeaderShares(R) Dynamic Yield ETF | USD ($)	77	240	417	930

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 47%.

Principal Investment Strategies:

The Fund will be an actively managed exchange-traded fund (“ETF”) that normally invests, directly or indirectly, at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments. The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of securities and sectors of the fixed income markets. The principal investments of the Fund include corporate bonds, U.S. government and agency securities, private debt, foreign sovereign bonds, convertible securities, bank loans, asset-backed securities, mortgage-backed securities, and cash equivalent instruments. The Fund may also invest in other investment companies, including other exchange-traded funds.

The Fund may invest in fixed income instruments with fixed or adjustable (floating) rates. The Fund does not seek to maintain any particular weighted average maturity or duration, and may invest in fixed income instruments of any maturity or duration. The Fund will invest in both investment grade and below investment grade (often referred to as “high yield” or “junk” bonds) securities. The Fund will typically invest a substantial portion of the Fund’s investments in securities of issuers with a range of credit ratings. The Fund may invest up to 50% of its net assets in high yield securities. The Fund may invest without limit in U.S. and non-U.S. dollar-denominated securities of U.S. and foreign issuers, including investing up to 20% of its net assets in issuers located in emerging market countries.

The number of sectors in which the Fund will be invested at any time may vary based upon market and economic conditions and other factors. During periods that Redwood Investment Management, LLC (the “Adviser”) identifies as above average risk, such as when risk of loss in the non-Treasury bond sectors is elevated or when significant market disruption occurs, the Fund may invest up to 100% of its net assets in U.S. government securities of the same maturity.

The Fund’s top-down investment process is driven by a quantitative model process that incorporates various fundamental and technical inputs to help the Adviser determine the most attractive sectors and segments of the bond market from a risk-reward perspective. The Adviser utilizes its quantitative research models to seek to identify when the opportunities for yield from increased credit risk and/or duration risk is sufficient to compensate for the relative risk of those exposures as compared to lower credit risk and/or shorter duration risk, and when to take more defensive positions if the yield premium relative to risk is less attractive due to greater risk of loss or downside volatility. The strategy seeks to capture higher yields when the Adviser’s research indicates the risk of significant drawdown (or loss in value) is low and moves to a more defensive position when its research indicates the risk of significant drawdown (or loss in value) is high. The Adviser also considers the convexity of the Fund’s portfolio, which measures the sensitivity of a bond’s price to its yield as interest rates fluctuate and takes into account the price impact of pre-payment risk of bonds. Factors that the models and the Adviser take into account include trends in interest rates, credit spreads, and the relative strength of various bond market sectors such as treasuries, investment grade corporate, non-investment grade corporate, mortgage-backed, asset-backed and sovereign debt.

The relative risk across different sectors and segments of the fixed income market is assessed and baskets of representative securities within each such sector and segment are identified to implement the desired risk exposures. The Fund will sell a portfolio holding when the quantitative model outputs indicate a more attractive investment is available or when a change in risk exposure is desired by the Adviser.

The Fund may engage in active and frequent trading. The Fund’s portfolio turnover will vary based on the frequency and magnitude of changes in risks in the fixed income market. The frequency with which the Fund will re-balance its underlying holdings is not pre-determined and will occur when changes to the Fund’s portfolio risk exposures are made by the Adviser, which are currently anticipated to occur between zero to four times in any given calendar year, although there is no limit to the number of re-balancings in a single year and the number may vary from year to year.

Principal Investment Risks.
Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table includes a comparison of the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.leadersharesetfs.com or by calling 1-480-757-4277.

Performance Bar Chart For Calendar Years Ended December 31st:

Highest Quarter:	12/31/2023	5.12%
Lowest Quarter:	03/31/2022	-6.94%

Performance Table Average Annual Total Returns (For the year ended December 31, 2024)
Average Annual Returns - LeaderShares(R) Dynamic Yield ETF	Label	One Year		Since Inception	[1]	Inception Date
LeaderShares(R) Dynamic Yield ETF	Return before taxes	3.68%		0.04%		Jun. 28, 2021
LeaderShares(R) Dynamic Yield ETF | Return after taxes on Distributions	Return after taxes on Distributions	1.78%		(1.20%)		Jun. 28, 2021
LeaderShares(R) Dynamic Yield ETF | Return after taxes on Distributions and Sale of Fund Shares	Return after taxes on Distributions and Sale of Fund Shares	2.16%		(0.50%)		Jun. 28, 2021
Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	1.25%	[2]	(2.01%)	[2]	Jun. 28, 2021	[2]
[1]	Inception date is June 28, 2021.
[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.